NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest Disclosure [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2020			December 31, 2019
	Essakane	Rosebel	Boto	Essakane	Rosebel
Percentage of voting rights held by non-controlling interests	10%	5%	10%	10%	5%
Accumulated non-controlling interest	$55.2	$27.3	$0.3	$42.6	$25.7
Net earnings attributable to non-controlling interests	$13.0	$1.6	$—	$12.8	$0.4
Dividends paid to non-controlling interests[1]	$0.5	$—	$—	$0.5	$—
1For the year ended December 31, 2020, dividends paid to other non-controlling interests amounted to $1.4 million (December 31, 2019 – $1.4 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2020			December 31, 2019
	Essakane	Rosebel	Boto	Essakane	Rosebel
Current assets	$355.6	$304.5	$5.1	$297.4	$180.6
Non-current assets	975.1	697.6	25.3	958.3	756.0
Current liabilities	(130.6)	(92.0)	(7.4)	(109.2)	(81.0)
Non-current liabilities	(480.8)	(312.1)	(19.4)	(550.4)	(289.5)
Net assets	$719.3	$598.0	$3.6	$596.1	$566.1
	Year ended			Year ended
	December 31, 2020			December 31, 2019
Revenues	$715.0	$380.5	$—	$579.2	$352.5
Net earnings and other comprehensive income	$128.5	$31.8	$—	$130.4	$8.5

Net cash from operating activities	$252.0	$144.5	$(0.1)	$198.0	$53.3
Net cash used in investing activities	(120.3)	(19.4)	(14.3)	(104.5)	(83.3)
Net cash used in financing activities	(105.8)	(18.6)	19.4	(30.9)	(0.4)
Net increase (decrease) in cash and cash equivalents	$25.9	$106.5	$5.0	$62.6	$(30.4)
The Company’s ability to access or use the assets of Essakane and Rosebel to settle its liabilities is not significantly restricted by known current contractual or regulatory requirements, or from the protective rights of non-controlling interests. Dividends payable by Rosebel must be approved by the Rosebel Supervisory Board, which includes representation from the non-controlling interest.